ERShares Entrepreneurs ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Common Stocks — 94.73% Shares Fair Value
Communications — 18.79%
Airbnb, Inc., Class A
(a)
576 $ 98,934
Alphabet, Inc., Class A
(a)
719 1,999,791
DoorDash, Inc., Class A
(a)
850 99,612
Meta Platforms, Inc., Class A
(a)
9,070 2,016,804
Netflix, Inc.
(a)
261 97,768
Omnicom Group, Inc. 1,155 98,036
Playtika Holding, Corp.
(a)
31,579 610,422
Roku, Inc.
(a)
6,195 776,048
Shutterstock, Inc. 2,775 258,297
Snap, Inc., Class A
(a)
2,688 96,741
Spotify Technology SA
(a)
642 96,955
Trade Desk, Inc. (The), Class A
(a)
8,698 602,337
ZoomInfo Technologies, Inc., Class A
(a)
11,566 690,953
7,542,698
Consumer Discretionary — 10.57%
Chipotle Mexican Grill, Inc.
(a)
114 180,351
Copart, Inc.
(a)
4,016 503,888
DraftKings, Inc., Class A
(a)
22,326 434,687
Etsy, Inc.
(a)
2,525 313,807
MercadoLibre, Inc.
(a)
301 358,034
NIKE, Inc., Class B 1,176 158,243
Niu Technologies - ADR
(a)
19,723 190,525
QuantumScape Corp.
(a)
4,909 98,131
RH
(a)
369 120,327
Service Corp. International 5,202 342,396
Skechers U.S.A., Inc., Class A
(a)
5,756 234,614
Starbucks Corp. 5,317 483,687
Tesla, Inc.
(a)
579 623,930
Wayfair, Inc., Class A
(a)
1,809 200,401
4,243,021
Consumer Staples — 1.27%
Dollar Tree, Inc.
(a)
2,137 342,240
Keurig Dr Pepper, Inc. 4,423 167,632
509,872
Energy — 1.82%
Continental Resources, Inc. 2,094 128,425
Enphase Energy, Inc.
(a)
2,990 603,322
731,747
Financials — 3.64%
Ares Management Corp., Class A 5,145 417,928
BlackRock, Inc. 228 174,231
Blackstone Group L.P. (The), Class A 1,968 249,818
Capital One Financial Corp. 2,887 379,034
First Republic Bank 426 69,055
Icahn Enterprises, L.P. 3,317 172,252
1,462,318

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
Common Stocks — 94.73% (continued) Shares Fair Value
Health Care — 11.11%
10X Genomics, Inc., Class A
(a)
3,297 $ 250,803
BeiGene Ltd. - ADR
(a)
489 92,225
CRISPR Therapeutics AG
(a)
4,450 279,327
Danaher Corp. 1,786 523,887
Exact Sciences Corp.
(a)
7,193 502,935
Exelixis, Inc.
(a)
12,899 292,420
Masimo Corp.
(a)
1,261 183,526
Regeneron Pharmaceuticals, Inc.
(a)
651 454,672
ResMed, Inc. 2,574 624,220
Seagen, Inc.
(a)
2,167 312,156
Teladoc Health, Inc.
(a)
13,090 944,182
4,460,353
Industrials — 2.63%
Cintas Corp. 1,183 503,237
Cognex Corp. 6,049 466,680
FedEx Corp. 379 87,697
1,057,614
Materials — 0.77%
Franco-Nevada Corp. 983 156,808
Steel Dynamics, Inc. 1,824 152,176
308,984
Real Estate — 1.41%
Extra Space Storage, Inc. 1,261 259,262
Public Storage 787 307,150
566,412
Technology — 42.72%
Affirm Holdings, Inc.
(a)
2,092 96,818
Atlassian Corp. PLC, Class A
(a)
327 96,082
Bentley Systems, Inc. 2,244 99,140
Block, Inc., Class A
(a)
8,610 1,167,515
Cloudflare, Inc., Class A
(a)
6,275 751,117
CoStar Group, Inc.
(a)
1,564 104,178
Crowdstrike Holdings, Inc., Class A
(a)
3,357 762,307
Datadog, Inc.
(a)
4,099 620,876
EPAM Systems, Inc.
(a)
2,634 781,271
FleetCor Technologies, Inc.
(a)
1,828 455,282
Fortinet, Inc.
(a)
1,276 436,060
MongoDB, Inc.
(a)
227 100,695
Monolithic Power Systems, Inc. 1,674 813,028
NVIDIA Corp. 9,250 2,523,956
Okta, Inc.
(a)
4,543 685,811
Oracle Corp. 6,039 499,606
Palo Alto Networks, Inc.
(a)
575 357,943
Paychex, Inc. 951 129,783
Pure Storage, Inc., Class A
(a)
2,633 92,971
QUALCOMM, Inc. 3,476 531,202
salesforce.com, Inc.
(a)
1,447 307,227
Snowflake, Inc., Class A
(a)
2,386 546,704

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
Common Stocks — 94.73% (continued) Shares Fair Value
Technology — 42.72% (continued)
Synopsys, Inc.
(a)
3,229 $ 1,076,128
Toast, Inc., Class A
(a)
4,485 97,459
Twilio, Inc., Class A
(a)
4,192 690,884
Ubiquiti, Inc. 2,153 626,868
Unity Software, Inc.
(a)
981 97,325
Upstart Holdings, Inc.
(a)
5,239 571,523
Veeva Systems, Inc., Class A
(a)
3,147 668,612
VMware, Inc., Class A 1,922 218,858
Wolfspeed, Inc.
(a)
851 96,895
Workday, Inc., Class A
(a)
412 98,658
Zoom Video Communications, Inc., Class A
(a)
3,399 398,465
Zscaler, Inc.
(a)
2,245 541,674
17,142,921
Total  Common Stocks
  (Cost $36,325,358) 38,025,940
Total Investments — 94.73%
    (Cost $36,325,358) 38,025,940
Other Assets in Excess of Liabilities  —  5.27% 2,115,696
Net Assets — 100.00% $ 40,141,636
(a) Non-income producing security.
ADR - American Depositary Receipt.

ERShares NextGen Entrepreneurs ETF
Schedule of Investments
March 31, 2022 - (Unaudited)
Common Stocks — 94.43% Shares Fair Value
Australia — 9.52%
Communications — 3.28%
carsales.com, Ltd. 28,523 $ 441,594
SEEK Ltd. 19,717 434,239
875,833
Consumer Discretionary — 1.84%
Flight Centre Travel Group Ltd.
(a)
17,192 251,526
Harvey Norman Holdings, Ltd. 60,042 239,280
490,806
Health Care — 1.11%
Telix Pharmaceuticals Ltd.
(a)
95,741 296,468
Materials — 1.47%
Fortescue Metals Group Ltd. 25,436 391,017
Technology — 1.82%
HUB24 Ltd. 15,446 312,093
WiseTech Global Ltd. 4,641 174,690
486,783
Total Australia 2,540,907
Bermuda — 3.25%
Consumer Discretionary — 0.48%
Luk Fook Holdings International Ltd. 53,000 128,525
Financials — 1.51%
Enstar Group, Ltd.
(a)
1,537 401,387
Materials — 0.58%
Nine Dragons Paper Holdings Ltd. 179,146 155,561
Technology — 0.68%
Skyworth Group Ltd.
(a)
356,000 181,142
Total Bermuda 866,615
Canada — 20.37%
Consumer Discretionary — 3.95%
Aritzia, Inc.
(a)
6,317 257,842
Gildan Activewear, Inc. 7,251 271,954
Linamar Corporation 7,429 330,208
Spin Master Corp.
(a)
5,566 191,661
1,051,665
Energy — 0.73%
Vermilion Energy, Inc. 9,299 195,465
Financials — 4.99%
Fairfax Financial Holdings Ltd. 600 327,319
First National Financial Corp. 15,612 506,118
Onex Corporation 7,468 500,451
1,333,888
Materials — 4.62%
Cascades, Inc. 15,007 153,886

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.43% (continued) Shares Fair Value
Canada — 20.37% (continued)
Materials — 4.62% (continued)
First Majestic Silver Corp. 15,112 $ 198,599
First Quantum Minerals Ltd. 7,972 275,977
Franco-Nevada Corp. 1,268 202,271
Ivanhoe Mines Ltd.
(a)
14,128 131,764
Triple Flag Precious Metals Corp. 2,166 31,202
West Fraser Timber Co. Ltd. 2,900 239,047
1,232,746
Real Estate — 6.08%
Allied Properties Real Estate Investment Trust 12,738 475,099
Colliers International Group, Inc. 3,262 425,365
FirstService Corp. 2,200 318,207
Tricon Residential, Inc. 25,531 405,773
1,624,444
Total Canada 5,438,208
Cayman Islands — 6.42%
Communications — 0.75%
Vnet Group, Inc. - ADR
(a)
34,382 200,447
Consumer Discretionary — 2.11%
NagaCorp Ltd. 224,370 198,780
Yadea Group Holdings Ltd. 236,306 361,988
560,768
Financials — 2.09%
FinVolution Group - ADR 52,313 207,683
Noah Holdings Ltd. - ADR
(a)
10,182 239,582
Value Partners Group Ltd. 258,000 110,104
557,369
Materials — 0.55%
Lee & Man Paper Manufacturing Ltd. 280,727 145,654
Utilities — 0.92%
Tian Lun Gas Holdings Ltd. 349,000 246,771
Total Cayman Islands 1,711,009
China — 6.94%
Communications — 2.02%
Bilibili, Inc. - ADR
(a)
6,190 158,340
DouYu International Holdings, Ltd. - ADR
(a)
66,477 138,272
Weimob, Inc.
(a)
379,815 242,232
538,844
Consumer Discretionary — 1.02%
Niu Technologies - ADR
(a)
28,178 272,199
Energy — 1.35%
Daqo New Energy Corp. - ADR
(a)
4,523 186,891
JinkoSolar Holding Co., Ltd. - ADR
(a)
3,560 171,913
358,804

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.43% (continued) Shares Fair Value
China — 6.94% (continued)
Financials — 0.77%
Futu Holdings Ltd. - ADR
(a)
6,324 $ 205,909
Health Care — 0.96%
BeiGene Ltd. - ADR
(a)
1,362 256,873
Technology — 0.82%
Kingdee International Software Group Co., Ltd.
(a)
100,000 219,093
Total China 1,851,722
Denmark — 1.00%
Technology — 1.00%
Netcompany Group A/S 4,045 266,617
Total Denmark 266,617
Germany — 0.42%
Energy — 0.42%
VERBIO Vereinigte BioEnergie AG 1,455 111,926
Total Germany 111,926
Isle Of Man — 1.28%
Consumer Discretionary — 1.28%
Entain plc
(a)
15,966 341,998
Total Isle Of Man 341,998
Israel — 4.86%
Communications — 1.75%
Fiverr International Ltd.
(a)
3,508 266,853
Wix.com Ltd.
(a)
1,935 202,130
468,983
Technology — 3.11%
Check Point Software Technologies Ltd.
(a)
3,119 431,233
Radware Ltd.
(a)
12,416 396,940
828,173
Total Israel 1,297,156
Japan — 5.65%
Industrials — 2.64%
S-Pool, Inc. 30,818 312,661
VisasQ, Inc.
(a)
12,030 392,546
705,207
Technology — 3.01%
GMO Payment Gateway, Inc. 4,007 408,268
Rorze Corp. 1,742 172,169
SHIFT, Inc.
(a)
1,256 220,397
800,834
Total Japan 1,506,041

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.43% (continued) Shares Fair Value
Jersey — 1.15%
Communications — 1.15%
Gambling.com Group Ltd.
(a)
34,695 $ 307,745
Total Jersey 307,745
Marshall Islands — 1.09%
Industrials — 1.09%
Star Bulk Carriers Corp. 9,750 289,478
Total Marshall Islands 289,478
Singapore — 3.36%
Consumer Discretionary — 0.48%
Best World International, Ltd.
(a)(b)
128,500 128,945
Consumer Staples — 2.15%
Olam Group Ltd. 152,257 196,597
Wilmar International Ltd. 108,118 374,447
571,044
Technology — 0.73%
UMS Holdings Ltd. 217,824 195,610
Total Singapore 895,599
South Africa — 1.17%
Consumer Staples — 1.17%
Shoprite Holdings Ltd. 19,265 310,866
Total South Africa 310,866
Spain — 0.33%
Industrials — 0.33%
Sacyr S.A. 36,887 89,073
Total Spain 89,073
Sweden — 12.09%
Communications — 0.97%
Embracer Group A.B.
(a)
30,869 257,609
Financials — 3.25%
Avanza Bank Holding A.B. 15,081 385,710
Nordnet A.B. publ, Class A 27,062 484,341
870,051
Health Care — 2.50%
Cellavision A.B. 11,192 370,660
Sectra A.B. 19,375 295,888
666,548
Industrials — 1.81%
HMS Networks A.B. 3,601 168,327
Instalco A.B. 41,986 314,078
482,405
Real Estate — 2.96%
Fabege A.B. 26,918 397,399

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.43% (continued) Shares Fair Value
Sweden — 12.09% (continued)
Real Estate — 2.96% (continued)
Samhallsbyggnadsbolaget i Norden A.B. 87,609 $ 390,974
788,373
Technology — 0.60%
Sinch A.B.
(a)
23,653 160,388
Total Sweden 3,225,374
Switzerland — 2.35%
Health Care — 1.47%
Medacta Group S.A.
(a)
3,271 391,259
Technology — 0.88%
Sensirion Holding AG
(a)
1,912 235,232
Total Switzerland 626,491
United Kingdom — 5.30%
Communications — 2.99%
Frontier Developments PLC
(a)
18,460 302,020
Future PLC 8,671 294,630
S4 Capital PLC
(a)
53,337 200,901
797,551
Consumer Discretionary — 1.02%
Frasers Group PLC
(a)
32,817 271,596
Health Care — 0.75%
Hikma Pharmaceuticals PLC 7,398 199,577
Technology — 0.54%
Computacenter PLC 3,780 145,323
Total United Kingdom 1,414,047
United States — 7.04%
Communications — 1.82%
Playtika Holding, Corp.
(a)
25,237 487,831
Consumer Staples — 1.01%
Inter Parfums, Inc. 3,056 269,081
Energy — 1.85%
Antero Resources Corp.
(a)
2,062 62,953
Matador Resources Co. 2,375 125,827
SolarEdge Technologies, Inc.
(a)
943 303,995
492,775
Financials — 1.15%
Signature Bank 1,041 305,523
Technology — 1.21%
Mimecast Ltd.
(a)
4,057 322,775
Total United States 1,877,985

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.43% (continued) Shares Fair Value
Virgin Islands British — 0.84%
Consumer Staples — 0.84%
Nomad Foods Ltd.
(a)
9,951 $ 224,694
Total Virgin Islands British 224,694
Total  Common Stocks
  (Cost $24,609,245) 25,193,551
Total Investments — 94.43%
    (Cost $24,609,245) 25,193,551
Other Assets in Excess of Liabilities  —  5.57% 1,485,207
Net Assets — 100.00% $ 26,678,758
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of March 31, 2022 was $128,945, representing
0.48% of net assets.
ADR - American Depositary Receipt.